Borrowings	12 Months Ended
Jun. 30, 2023
Borrowings
Borrowings

Note 15 – Borrowings

	June 30, 2023	June 30, 2022
	$’000	$’000
Current liabilities
Interest-bearing borrowings	11,191	—
Related party borrowings	51,136	—
Other borrowings	103	74
Total current borrowings	62,430	74
Non-current liabilities
Interest-bearing borrowings	115,744	88,269
Related party borrowings	16,465	—
Total non-current borrowings	132,209	88,269
Total borrowings	194,639	88,343

Borrowing costs have been included in the interest-bearing borrowings line item in the current year.

	June 30, 2023	June 30, 2022
	$’000	$’000
Borrowings Rollforward
Opening Balance – July 1	88,343	80,332
Drawdowns of facilities	129,848	117,527
Transaction costs paid	(8,178)	(3,888)
Repayment of borrowings (inclusive of prepayment fee)	—	(72,407)
Accrued Interest	12,130	12,761
Conversion of convertible notes	—	(42,570)
Derivative and warrant allocation	(29,518)	—
Prepayment fee	2,250	—
Credit card borrowings	30	49
Foreign currency translations movements	(266)	(3,461)
Closing Balance – June 30	194,639	88,343

Current borrowings

Financing arrangements with Sunset Power Pty Ltd as trustee of St Baker Family Trust (“Sunset Power”) and O-CORP EV LLC (“O-Corp”)

On May 5, 2023, the Group entered into two separate financing agreements with Sunset Power and O-Corp for finance of $35 million and $5 million, “the borrowings”. The borrowings attract interest at a coupon rate of 12% p.a. that is capitalized into the balance of the borrowings and is repayable in full along with repayment of the principal.

The borrowings do not provide a fixed date on which the Group is required to repay these loans. Instead, they require that:

●	If within 120 days of the drawdown of the borrowings, the Group is able to undertake a fundraising wherein it raises at least $25 million from third parties (through debt and/or equity instruments) (“Qualifying Fundraising”), then, if all required circumstances (such as pre-agreed returns) are met, Sunset Power is required to participate in such Qualifying Fundraising and rollover the outstanding principal balance. O-Corp, at its sole discretion, may decide not to participate in a Qualifying Fundraising. In such an event, any accrued interest that is not capitalized as part of the principal amount will be paid out in cash.
●	Where a Qualifying Fundraising does not occur within the specified timeframe, or where either of Sunset Power or O-Corp do not participate in the Qualifying Fundraising, each of Sunset Power and O-Corp have an option to redeem the outstanding unpaid balance of borrowings (including interest) by either:
o	Subscribing to the Group’s ordinary shares. The number of ordinary shares to be issued will be determined based on the outstanding balance of borrowings (including interest), divided by the Variable Weighted Average Price (“VWAP”) of the Group’s ordinary shares, for 10 days immediately preceding the exercise of such option. Or
o	Subscribing to the Group’s Redeemable Preference Shares (“RPS”) and Warrants. The RPS, if issued, are proposed to have a fixed term of 5 years, redeemable in cash, carry a coupon rate of 12% p.a. and guarantee a return of 1.8x or a 12% Internal Rate of Return on invested capital, whichever is higher. The number of Warrants to be issued are fixed at 12,807,407 and 1,829,630, respectively for Sunset Power and O-Corp. The Warrants will be exercisable in three tranches, with each Warrant convertible into one ordinary share of the Group, for a fixed price per Warrant. In addition, 75% of the total warrants are subject to a Mandatory Exercise Notice if, based on the 20 day VWAP and assuming the Lenders exercise all of the Total Warrants such that it receives the aggregate amount of ordinary shares, the lender would receive value equivalent to 2.50x multiple of invested capital (MOIC) to the Lenders. Or
o	Where Tritium is in the process of securing financing from a third party for at least $25 million, each of Sunset Power and O-Corp, separately, may opt to subscribe to such funding and roll-over the outstanding balance of borrowings (including interest). This election if completely at the discretion of Sunset Power and O-Corp.
●	The respective borrowing agreements also require the Group to pay an upfront fee of 3.5% of the amount drawn. As at June 30, 2023, the Group has drawn down both facilities in full and paid the associated upfront fees.
●	Both borrowing arrangements are unsecured.

The Group has assessed the borrowing arrangements to be a ‘hybrid financial instrument’, with the following components:

●	Financial liability component (recognized within borrowings – Note 15) – representing the Group’s potential obligation to settle the borrowings in cash. Recognized initially at fair value and subsequently at amortized cost.
●	An embedded derivative component (recognized separately from borrowings) – representing the various conversion options. Recognized initially at fair value with subsequent changes in fair value recognized in the Consolidated Statements of Operations and Comprehensive Loss.

At initial recognition, the Group has fair valued the above components and allocated the fair value of the embedded derivative component and transaction costs against the proceeds under the financing arrangements.

Transaction costs allocated to the financial liability component have been recognized at amortized cost, along with the financial liability, while those associated with the embedded derivative have been recognized directly in the statement of Consolidated Statements and Comprehensive Loss, within Finance Costs.

Working capital facility

Sunset Power also provided a $20.0 million working capital facility (“Working Capital Facility”) on December 23, 2022 which was drawn down in full on December 30, 2022. The drawdown was subject to a 2% commitment fee. The Working Capital Facility attracts interest at a coupon rate of 9.5% on 360-day compounding, payable quarterly. Repayment of the Working Capital Facility is linked to the fulfillment of specifically identified customer Purchase Orders – once a customer is invoiced, Tritium will repay the corresponding portion of the facility within a maximum of 14 months after entering the arrangement.

Non-current borrowings

Senior Loan Note Subscription Agreement

On September 2, 2022, the existing $90 million senior debt facility from Cigna & Barings has been extended by $60 million to a $150 million facility which will be used to fund working capital to accelerate production, further product development, and support operations around the world.

The facility has a 3-year term and 8.5% cash coupon capitalized and paid quarterly supplemented with the issuance to the lenders or their affiliates of warrants for the purchase of ordinary shares of the Company. The consortium providing the facility comprises long-term supporter Cigna Investments, Inc. (Cigna), the investment arm of Cigna Corporation, a U.S.-based global health services company, in addition to Barings LLC (Barings), a leading global financial services firm and subsidiary of MassMutual, a U.S.-based mutual insurance company, Riverstone Energy Limited.

This facility is secured against the present and after-acquired property of Tritium Holdings Pty Ltd and Tritium Pty Ltd.

The facility has a number of conditions including the following Financial Covenants commencing on 31 March 2024.

Total Leverage Ratio (TLR) must not be greater than the corresponding level specified below in respect of the Compliance Date:

●	TLR of 8.00x for March 31, 2024
●	TLR of 5.00x for June 30, 2024
●	TLR of 4.00x for September 30, 2024
●	TLR of 3.50x for December 31, 2024
●	TLR of 2.50x for March 31, 2025 and each compliance date thereafter

Total Interest Cover Ratio (TIR) must not be less than the corresponding level specified below in respect of that Compliance Date:

●	TIR of 1.00x for March 31, 2024
●	TIR of 1.50x for June 30, 2024
●	TIR of 1.75x for September 30, 2024
●	TIR of 2.00x for December 31, 2024
●	TIR of 3.00x for March 31, 2025 and each compliance date thereafter

Total Tangible Assets Ratio (TTAR) must be less than 1.5x on each TTAR Compliance Date

The borrowing arrangement also requires the Group to maintain a minimum liquidity balance of $25 million. On November 18, 2022, the Group’s liquidity fell below the minimum required amount which was notified to the lenders simultaneously with the execution of the Accordion Facility permitted by the senior debt facility agreement (see below), allowing the Group to restore the minimum liquidity balance by November 23, 2022.

As a result of the Group’s ability to restore the minimum liquidity balance and to present expected future inflow of funds and expected timing, the lenders confirmed on December 12, 2022:

●	the remediation of this event to their satisfaction, and accordingly no Review Event Notice will be issued;
●	to unconditionally waive any event of default which occurred as a result of a breach of a representation, warranty, condition or undertaking made in entering into the Accordion Facility when being under the minimum liquidity balance.

On March 16, 2023, the Group’s liquidity fell below the minimum required amount which was notified to the lenders and managed to restore it by June 19, 2023. As a result of the Group's ability to restore the minimum liquidity balance and to present expected future inflow of funds and expected timing, the lenders confirmed on June 28, 2023:

●	the remediation of this event to their satisfaction, and accordingly no Review Event Notice will be issued.

Accordion facility

The Group entered into a separate loan agreement with Sunset Power on November 18, 2022 (“borrowing”). Finance of $10.0 million was obtained under this borrowing agreement. The borrowing attracts interest at the coupon rate of 8.5%. This accrued interest on the borrowing is capitalized quarterly into the balance of the loan and the principle is repayable in full at the termination date. The borrowing is repayable via cash settlement on the termination date of November 18, 2025. The facility is secured against the present and after-acquired property of Tritium Holdings Pty Ltd and Tritium Pty Ltd.

NAB Facility

The Group has a NAB facility which is used for credit cards and other liabilities in the Group. The NAB facility is 100% supported by term deposits and is a non-interest bearing facility. The total facility limit is $3.7 million and a total of $2.2 million is unused as of June 30, 2023 (2022: $3.3 million).